SUBSEQUENT EVENTS	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
SUBSEQUENT EVENTS [Text Block]

21.      SUBSEQUENT EVENTS

On November 20, 2018 the Company announced a consolidation of its common shares on the basis of one new share for ten old shares (1:10), effective at 9:00 a.m. (New York time) on December 13, 2018. The Company’s consolidated common shares are expected to begin trading on the Toronto Stock Exchange and NYSE American when the markets open on December 17, 2018. The purpose of the consolidation is to increase the Company’s common share price to be in compliance with the NYSE American’s low selling price requirement.